SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of Fair Value of Stock Options Valuation Assumptions
The fair value for the Company's stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2019	2018

Dividend yield	0%	0%
Risk-free interest rate	2.44%	2.60%
Expected term (in years)	4.22	4.22
Volatility	66.69%	77.03%
Forfeiture rate	0%	0%